REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
REVENUES
Summary of revenues

	Years ended December 31,
	2025	2024	2023
Mobile Services	4,092,162	2,209,144	2,376,379
Internet Services	1,808,527	1,390,491	1,288,819
Cable Television Services	915,046	789,469	1,040,921
Fixed and Data Services	1,011,528	659,330	699,002
Other services revenues	74,780	60,998	54,714
Subtotal Services revenues	7,902,043	5,109,432	5,459,835
Equipment revenues	426,771	333,526	438,776
Total Revenues	8,328,814	5,442,958	5,898,611